Prepaid expenses and other current assets	6 Months Ended
Jun. 30, 2021
Prepaid expenses and other current assets.
Prepaid expenses and other current assets

Note 6 – Prepaid expenses and other current assets

Prepaid expenses and other current assets comprised the following:

	At June 30,	At December 31,
	2021	2020
Gold bullion	$23.5	$18.6
Prepaid expenses	20.4	16.4
Stream ounces inventory	0.9	0.5
Debt issue costs	0.7	0.6
	$45.5	$36.1